CONSOLIDATED FINANCIAL STATEMENTS DETAILS Reclassifications Out of Accumulated Other Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Reclassifications Out of Accumulated Other Comprehensive Income
Other (loss)/income, net	$ 42.0	₽ 2,922.0	₽ (1,466.0)	₽ (3,395.0)
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Reclassifications Out of Accumulated Other Comprehensive Income
Other (loss)/income, net		₽ 0.0	₽ 0.0	₽ 103.0